DERIVATIVE INSTRUMENTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Assets	$ 13.3	$ 119.3
Notional amount	254.6	1,057.7
Equity contracts-Options
Derivative [Line Items]
Assets	13.3	119.3
Equity contracts-Options | Future position
Derivative [Line Items]
Assets	6.3	0.0
Realized gain (loss)	(40.0)	24.0	$ 20.5
Equity contracts-Options | Option positions
Derivative [Line Items]
Assets	12.4	88.9
Realized gain (loss)	$ 5.8	$ 41.8	$ (2.0)